Related party transactions (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Salaries, other shortterm employee benefits and post-employment benefits	SFr 1,156,427	SFr 522,163	SFr 133,180
Consulting fees	364,535	577,078	737,685
Sharebased compensation	1,434,190	2,019,430	595,835
Key management compensation	2,955,152	3,118,671	1,466,700
TMDA
Related party transactions
Services received	0	26,682	22,536
Services rendered	0	49,606	34,978
Net payable		116,994	176,640
Net receivable		82,589	82,589
Board of Directors and Executive Management
Related party transactions
Net payable	SFr 176,089	SFr 169,486
Net receivable			SFr 6,087